Income from sale of FTX Claim (Details) - Coinshares International Limited [Member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Income from sale of FTX Claim (Details) [Line Items]
| $	$ 36.8
Sale per share | $ / shares	$ 0.55
Recovery rate, percentage	116.00%